Other receivables and other payables - Metals borrowing liability (Details) - ZAR (R) R in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Jun. 30, 2024	Mar. 15, 2024
Disclosure of detailed information about business combination [line items]
Balance at the beginning of the year	R 0	R 0
Balance at end of the year	855	0	R 0
Reldan Group
Disclosure of detailed information about business combination [line items]
Balance at the beginning of the year	0	0	0
Initial recognition on acquisition of subsidiary	956	0	0	R 733	R 956
Cash advances received	4,337	0	0
Settlements through delivery of metals	(4,308)	0	0
Gain on commodity price movements	(136)	0	0
Foreign currency translation reserve	6	0	0
Balance at end of the year	R 855	R 0	R 0